Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenues, Total	$ 297,610	$ 261,247	$ 229,141
Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	167,278	156,040	132,261
Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Revenue Not from Contract with Customer	$ 130,332	$ 105,207	$ 96,880
Revenue Benchmark | Product Concentration Risk | Fraud Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	56.00%	60.00%	58.00%
Revenue Benchmark | Product Concentration Risk | Indemnification Service Revenue
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	44.00%	40.00%	42.00%